Consolidated Portfolio of Investments
Columbia Multi Strategy Alternatives Fund, August 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 7.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ares XLIII CLO Ltd.(a),(b)
Series 2017-43A Class ER
3-month USD LIBOR + 6.860% Floor 6.860% 07/15/2034	6.961%	1,000,000	993,506
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month USD LIBOR + 6.870% Floor 6.870% 04/15/2034	7.032%	1,500,000	1,501,041
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	1.576%	2,500,000	2,489,665
Avant Loans Funding Trust(a)
Series 2019-B Class B
10/15/2026	3.150%	826,196	829,093
Series 2019-B Class C
10/15/2026	4.540%	3,000,000	3,035,012
Series 2020-REV1 Class B
05/15/2029	2.680%	496,000	498,784
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-3A Class E
3-month USD LIBOR + 7.500% Floor 7.500% 10/23/2032	7.638%	1,000,000	1,001,307
Series 2020-4A Class E
3-month USD LIBOR + 7.950% Floor 7.950% 10/20/2033	8.084%	900,000	896,429
Ballyrock CLO Ltd.(a),(b)
Series 2020-2A Class C
3-month USD LIBOR + 3.770% Floor 3.770% 10/20/2031	3.979%	500,000	500,356
Series 2020-2A Class D
3-month USD LIBOR + 7.630% Floor 7.630% 10/20/2031	7.839%	500,000	500,416
Barings CLO Ltd.(a),(b)
Series 2019-3A Class ER
3-month USD LIBOR + 6.700% Floor 6.700% 04/20/2031	6.834%	750,000	750,037
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle Global Market Strategies(a),(b)
Series 2021-5A Class E
3-month USD LIBOR + 6.250% Floor 6.250% 07/20/2034	6.400%	1,000,000	1,000,274
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	1.584%	3,100,000	3,097,672
Series 2020-2A Class D
3-month USD LIBOR + 7.400% Floor 7.400% 10/25/2031	7.574%	990,000	990,065
Conn’s Receivables Funding LLC(a)
Series 2019-B Class B
06/17/2024	3.620%	88,023	88,038
Consumer Loan Underlying Bond Credit Trust(a),(c),(d),(e)
Subordinated Series 2018-P1 Class CERT
07/15/2025	0.000%	100,000	1,050,000
Subordinated Series 2018-P2 Class CERT
10/15/2025	0.000%	100,000	975,000
Consumer Underlying Bond Securitization(a)
Series 2018-1 Class A
02/17/2026	4.790%	241,701	244,561
Dryden 86 CLO Ltd.(a),(b)
Series 2020-86A Class ER
3-month USD LIBOR + 6.500% Floor 6.500% 07/17/2034	6.634%	1,400,000	1,400,399
ENVA LLC(a)
Series 2019-A Class B
06/22/2026	6.170%	186,321	187,419
Series 2019-A Class C
06/22/2026	7.620%	500,000	516,457
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class E
08/17/2026	3.440%	800,000	827,195
Subordinated Series 2020-3A Class F
06/15/2027	5.560%	500,000	525,515
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	900,000	902,026
Freed ABS Trust(a)
Subordinated Series 2021-1CP Class C
03/20/2028	2.830%	700,000	708,819
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021	1

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LendingClub Receivables Trust(a)
Series 2019-3 Class A
10/15/2025	3.750%	747,740	760,690
Series 2019-5 Class A
12/15/2045	3.750%	795,911	807,649
Series 2019-7 Class A
01/15/2027	3.750%	336,537	340,069
Series 2020-T1 Class A
02/15/2046	3.500%	418,825	419,969
LendingClub Receivables Trust(a),(c),(d),(e)
Series 2020-2 Class R
02/15/2046	0.000%	85,000	697,000
LendingClub Receivables Trust(a),(d),(e)
Series 2020-JPSL Class R
02/15/2025	0.000%	50,000	1,367,000
Lendingpoint Asset Securitization Trust(a)
Subordinated Series 2019-2 Class C
11/10/2025	4.660%	941,605	947,651
Subordinated Series 2021-A Class C
12/15/2028	2.750%	2,000,000	2,006,679
LendingPoint Asset Securitization Trust(a),(c),(e)
Subordinated Series 2021-1 Class C
04/15/2027	4.935%	1,150,000	1,154,370
Subordinated Series 2021-1 Class D
04/15/2027	7.226%	1,000,000	1,002,100
Madison Park Funding XLVII Ltd.(a),(b)
Series 2020-47A Class E
3-month USD LIBOR + 7.460% Floor 7.460% 01/19/2034	7.706%	500,000	503,073
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	1.884%	7,000,000	7,001,029
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%	100,000	101,166
Octagon Investment Partners 47 Ltd.(a),(b)
Series 2020-1A Class ER
3-month USD LIBOR + 6.250% Floor 6.250% 07/20/2034	6.384%	750,000	736,326
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class B
11/16/2026	5.625%	1,100,000	1,123,173
Series 2021-2 Class NOTE
01/25/2029	3.000%	970,558	970,484
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Selection Trust(a),(e)
Series 2020-2 Class NOTE
12/15/2027	7.500%	645,116	646,124
Pagaya AI Debt Selection Trust(a),(c),(d),(e)
Series 2020-3 Class CERT
05/17/2027	0.000%	3,200,000	3,024,000
Series 2021-1 Class CERT
11/15/2027	0.000%	1,846,200	3,000,075
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-4A Class D
3-month USD LIBOR + 7.050% Floor 7.050% 11/25/2028	7.179%	1,000,000	1,001,766
Prosper Pass-Through Trust(a),(e)
Series 2019-ST2 Class A
11/15/2025	3.750%	698,368	701,860
RR 16 Ltd.(a),(b)
Series 2021-16A Class D
3-month USD LIBOR + 6.250% Floor 6.250% 07/15/2036	6.331%	1,000,000	1,000,772
SoFi Consumer Loan Program LLC(a),(c),(d),(e)
Series 2016-4 Class R
11/25/2025	0.000%	100,000	1,025,372
Theorem Funding Trust(a)
Series 2020-1A Class C
10/15/2026	6.250%	2,300,000	2,390,468
Subordinated Series 2021-1A Class B
12/15/2027	1.840%	1,000,000	1,000,213
Upgrade Receivables Trust(a)
Subordinated Series 2019-2A Class C
10/15/2025	4.450%	1,696,363	1,709,619
Upstart Pass-Through Trust(a),(e)
Series 2020-ST4 Class A
11/20/2026	3.250%	729,439	729,439
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	615,687	621,107
Series 2021-ST7 Class A
09/20/2029	1.850%	500,000	500,057
Upstart Securitization Trust(a)
Subordinated Series 2019-1 Class C
04/20/2026	5.130%	694,252	701,848
US Auto Funding(a)
Subordinated Series 2021-1A Class D
03/15/2027	4.360%	1,125,000	1,120,370

2	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westlake Automobile Receivables Trust(a)
Series 2020-3A Class E
06/15/2026	3.340%	750,000	775,382
Total Asset-Backed Securities — Non-Agency (Cost $66,817,233)			65,395,986

Commercial Mortgage-Backed Securities - Agency 0.1%

Government National Mortgage Association(f),(g)
Series 2019-102 Class IB
03/16/2060	0.838%	1,600,679	114,340
Series 2019-109 Class IO
04/16/2060	0.809%	3,581,673	256,072
Series 2019-131 Class IO
07/16/2061	0.891%	3,644,885	246,484
Series 2020-19 Class IO
12/16/2061	0.835%	2,202,333	180,302
Series 2020-3 Class IO
02/16/2062	0.782%	2,487,127	171,756
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,579,926)			968,954

Commercial Mortgage-Backed Securities - Non-Agency 5.7%

BAMLL Commercial Mortgage Securities Trust(a),(f)
Subordinated Series 2013-WBRK Class E
03/10/2037	3.652%	500,000	416,706
BAMLL Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2018-DSNY Class D
1-month USD LIBOR + 1.700% Floor 1.700% 09/15/2034	1.796%	2,065,000	2,057,223
Subordinated Series 2019-RLJ Class C
1-month USD LIBOR + 1.600% Floor 1.600% 04/15/2036	1.696%	1,250,000	1,240,819
BBCMS Trust(a),(b)
Series 2018-BXH Class A
1-month USD LIBOR + 1.000% Floor 1.000% 10/15/2037	1.096%	207,394	207,597
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	3.046%	1,500,000	1,440,999
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	2.636%	300,000	294,869
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-DPLO Class G
1-month USD LIBOR + 3.190% Floor 3.190% 10/15/2034	3.286%	1,000,000	972,229
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	2.496%	1,000,000	963,079
BX Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-MFM1 Class F
1-month USD LIBOR + 3.000% Floor 3.000% 01/15/2034	3.096%	500,000	503,124
Subordinated Series 2021-MFM1 Class G
1-month USD LIBOR + 3.900% Floor 3.900% 01/15/2034	3.996%	100,000	99,940
BX Trust(a),(b)
Series 2018-GW Class F
1-month USD LIBOR + 2.420% Floor 2.420% 05/15/2035	2.516%	500,000	498,908
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,000,000	1,086,834
Series 2019-OC11 Class E
12/09/2041	4.076%	1,350,000	1,412,621
BX Trust(a),(f)
Subordinated Series 2019-OC11 Class D
12/09/2041	4.076%	500,000	540,814
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	1.596%	1,000,000	1,001,251
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.346%	1,000,000	1,001,561
CLNY Trust(a),(b)
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	2.817%	900,000	896,627
Series 2019-IKPR Class F
1-month USD LIBOR + 3.417% Floor 3.417% 11/15/2038	3.513%	1,350,000	1,295,816

Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021	3

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.493% Floor 3.333% 11/15/2023	3.588%	638,944	642,937
COMM Mortgage Trust(a),(f)
Series 2020-CBM Class D
02/10/2037	3.754%	600,000	610,249
Series 2020-CBM Class F
02/10/2037	3.754%	2,200,000	2,139,980
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.741% 11/15/2036	3.837%	2,550,000	2,554,101
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	645,000	614,177
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,600,000	4,150,712
CSMC Trust(a),(f)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.393%	600,000	532,342
Hilton USA Trust(a),(f)
Series 2016-HHV Class F
11/05/2038	4.333%	3,000,000	3,050,719
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	2,500,000	2,524,980
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	1,300,000	1,314,608
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	338,531	342,188
KKR Industrial Portfolio Trust(a),(b)
Series 2020-AIP Class F
1-month USD LIBOR + 3.429% Floor 3.429% 03/15/2037	3.525%	819,575	820,310
Morgan Stanley Capital I Trust(a),(f)
Series 2019-MEAD Class E
11/10/2036	3.283%	600,000	579,054
Progress Residential Trust(a)
Series 2018-SF3 Class B
10/17/2035	4.079%	2,000,000	2,004,364
Series 2020-SFR1 Class F
04/17/2037	3.431%	575,000	580,729
Subordinated Series 2019-SFR3 Class E
09/17/2036	3.369%	1,000,000	1,026,360
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	6,700,000	6,826,246
Subordinated Series 2020-SFR2 Class F
06/18/2037	6.152%	500,000	529,617
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.875% Floor 0.750% 12/15/2034	0.971%	1,200,000	1,200,000
Series 2020-SDAL Class E
1-month USD LIBOR + 2.740% Floor 2.740% 02/15/2037	2.836%	500,000	482,531
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $46,255,443)			48,457,221

Residential Mortgage-Backed Securities - Agency 14.7%

Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 2013-101 Class HS
-1.0 x 1-month USD LIBOR + 6.500% Cap 6.500% 10/25/2043	6.416%	1,018,868	221,631
CMO Series 4987 Class KS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	5.996%	1,595,234	365,795
CMO Series 4993 Class MS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2050	5.966%	2,239,329	589,495
Federal Home Loan Mortgage Corp.(g)
CMO Series 5034 Class JI
11/25/2050	2.500%	9,426,808	1,501,873
Federal Home Loan Mortgage Corp. REMICS(b),(g)
CMO Series 4606 Class SL
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 12/15/2044	5.905%	5,339,138	1,112,651
Federal National Mortgage Association(b),(g)
CMO Series 2016-53 Class AS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.916%	17,858,686	4,357,477
CMO Series 2020-38 Class WS
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 06/25/2050	4.916%	3,836,103	681,884
Federal National Mortgage Association(g)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	5,583,428	911,703

4	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-4 Class IO
02/25/2051	2.500%	5,664,892	872,576
Federal National Mortgage Association REMICS(g)
CMO Series 2021-22 Class LI
04/25/2051	3.000%	3,407,673	542,333
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-HQA2 Class B2
30-day Average SOFR + 5.450% 12/25/2033	5.500%	600,000	626,252
Government National Mortgage Association(b),(g)
CMO Series 2019-103 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/20/2049	5.962%	3,221,198	649,306
CMO Series 2019-120 Class CS
-1.0 x 1-month USD LIBOR + 3.400% Cap 3.400% 09/20/2049	3.312%	28,044,626	2,476,425
CMO Series 2019-120 Class SA
-1.0 x 1-month USD LIBOR + 3.400% Cap 3.400% 09/20/2049	3.312%	3,309,335	319,623
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	6.012%	3,973,638	778,413
CMO Series 2019-98 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 08/20/2049	6.012%	12,065,734	1,846,112
CMO Series 2020-104 Class SA
-1.0 x 1-month USD LIBOR + 6.200% 07/20/2050	6.112%	2,073,032	395,428
CMO Series 2021-96 Class US
-1.0 x 30-day Average SOFR + 3.250% Cap 3.250% 06/20/2051	3.200%	3,984,260	438,293
Government National Mortgage Association(g)
CMO Series 2019-129 Class AI
10/20/2049	3.500%	2,725,883	302,245
CMO Series 2020-104 Class IY
07/20/2050	3.000%	3,344,388	469,915
CMO Series 2020-129 Class GI
09/20/2050	3.000%	3,186,613	474,401
CMO Series 2020-129 Class YI
09/20/2050	2.500%	4,057,034	530,215
CMO Series 2020-138 Class JI
09/20/2050	2.500%	5,760,074	694,478
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-148 Class AI
10/20/2050	2.500%	9,169,730	1,177,229
CMO Series 2020-153 Class CI
10/20/2050	2.500%	3,815,467	542,799
CMO Series 2020-160 Class IA
10/20/2050	2.500%	4,832,061	676,651
CMO Series 2020-164 Class CI
11/20/2050	3.000%	2,867,036	406,172
CMO Series 2020-175 Class KI
11/20/2050	2.500%	3,873,601	558,603
CMO Series 2020-181 Class BI
12/20/2050	2.500%	5,892,599	823,059
CMO Series 2020-185 Class KI
12/20/2050	2.500%	5,669,872	810,880
CMO Series 2020-187 Class AI
12/20/2050	2.500%	5,792,303	806,304
CMO Series 2020-188 Class KI
12/20/2050	2.500%	6,831,627	913,524
CMO Series 2020-191 Class UC
12/20/2050	4.000%	2,814,544	469,349
CMO Series 2021-1 Class IT
01/20/2051	3.000%	4,762,198	592,484
CMO Series 2021-107 Class IW
06/20/2051	3.500%	3,463,059	540,827
CMO Series 2021-24 Class MI
02/20/2051	3.000%	2,874,891	408,898
CMO Series 2021-25 Class GI
02/20/2051	2.500%	4,931,301	712,657
CMO Series 2021-7 Class IT
01/16/2051	3.000%	1,933,140	407,219
CMO Series 2021-7 Class QI
01/20/2051	2.500%	6,370,694	881,188
CMO Series 2021-9 Class MI
01/20/2051	2.500%	965,626	117,813
CMO Series 2021-96 Class VI
06/20/2051	2.500%	4,978,815	703,544
Government National Mortgage Association(c),(e),(g)
CMO Series 2021-140 Class IJ
08/20/2051	3.000%	6,000,000	843,750
Government National Mortgage Association TBA(h)
09/21/2051	2.500%	30,000,000	31,115,625
Uniform Mortgage-Backed Security TBA(h)
09/14/2051	2.000%	34,500,000	34,990,547
09/14/2051	2.500%	24,000,000	24,933,750
Total Residential Mortgage-Backed Securities - Agency (Cost $123,758,888)			124,591,396

Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021	5

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 14.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
510 Asset Backed Trust(a),(f)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	1,183,412	1,184,614
Ajax Mortgage Loan Trust(a),(f)
CMO Series 2021-C Class A
01/25/2061	2.115%	454,135	454,076
Angel Oak Mortgage Trust(a),(f),(i)
CMO Series 2021-5 Class A3
07/25/2066	1.311%	650,000	649,989
Angel Oak Mortgage Trust I LLC(a),(f)
Subordinated CMO Series 2019-2 Class B2
03/25/2049	6.286%	2,700,000	2,759,894
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	1.834%	1,500,000	1,505,241
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	2.584%	200,000	200,000
CMO Series 2020-2A Class M2
1-month USD LIBOR + 6.000% Floor 6.000% 08/26/2030	6.084%	1,700,000	1,802,594
CMO Series 2020-3A Class M2
1-month USD LIBOR + 4.850% Floor 4.850% 10/25/2030	4.934%	650,000	694,814
BRAVO Residential Funding Trust(a),(f)
CMO Series 2019-NQM1 Class B1
07/25/2059	4.006%	4,782,000	4,953,911
CMO Series 2019-NQM1 Class M1
07/25/2059	2.997%	2,512,500	2,521,998
CMO Series 2019-NQM2 Class B1
11/25/2059	3.954%	1,000,000	1,007,408
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	300,000	312,753
CMO Series 2020-NQM1 Class B2
05/25/2060	5.640%	430,000	443,486
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	200,000	200,380
Subordinated CMO Series 2021-NQM2 Class B2
03/25/2060	4.099%	300,000	300,546
BRAVO Residential Funding Trust(a),(b)
CMO Series 2021-HE2 Class B1
30-day Average SOFR + 2.400% 11/25/2069	2.418%	338,000	338,116
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-HE2 Class B2
30-day Average SOFR + 3.400% 11/25/2069	3.418%	353,000	353,119
BVRT Financing Trust(a),(b),(e)
CMO Series 2020-CRT1 Class M3
1-month USD LIBOR + 4.000% 07/10/2032	4.077%	1,000,000	1,005,000
CMO Series 2021-2F Class M2
30-day Average SOFR + 2.500% Floor 2.500% 01/10/2032	2.538%	1,000,000	1,000,000
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	3.100%	3,000,000	3,000,000
BVRT Financing Trust(a),(b),(c),(e)
CMO Series 2021-CRT1 Class M4
1-month USD LIBOR + 3.500% Floor 3.500% 07/10/2032	3.600%	1,875,000	1,910,156
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.834%	370,000	370,627
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2019-IMC1 Class M1
07/25/2049	3.170%	4,500,000	4,500,014
COLT Mortgage Loan Trust(a),(f)
CMO Series 2020-2 Class M1
03/25/2065	5.250%	200,000	205,612
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class B1
1-month USD LIBOR + 9.250% 11/25/2039	9.334%	1,600,000	1,695,027
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	2.234%	536,938	533,967
CMO Series 2020-R01 Class 1M2
1-month USD LIBOR + 2.050% Floor 2.050% 01/25/2040	2.134%	2,703,321	2,716,508
Subordinated CMO Series 2018-R07 Class 1B1
1-month USD LIBOR + 4.350% 04/25/2031	4.434%	450,000	466,186
CSMC Trust(a),(f)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.430%	1,774,469	1,833,368
Deephaven Residential Mortgage Trust(a),(f)
CMO Series 2020-2 Class B2
05/25/2065	5.893%	600,000	610,665

6	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eagle Re Ltd.(a),(b)
CMO Series 2018-1 Class M1
1-month USD LIBOR + 1.700% Floor 1.700% 11/25/2028	1.784%	1,825,512	1,826,684
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	1.884%	481,252	481,252
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 14-C02 Class 1M2
1-month USD LIBOR + 2.600% Floor 2.600% 05/25/2024	2.684%	1,322,393	1,333,994
CMO Series 2014-C03 Class 1M2
1-month USD LIBOR + 3.000% Floor 3.000% 07/25/2024	3.084%	1,347,235	1,364,074
Freddie Mac STACR(a),(b)
Subordinated CMO Series 2019-HQA3 Class B1
1-month USD LIBOR + 3.000% 09/25/2049	3.084%	1,250,000	1,259,050
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2020-DNA4 Class B1
1-month USD LIBOR + 6.000% 08/25/2050	6.084%	1,600,000	1,698,355
Subordinated CMO Series 2020-DNA6 Class B2
30-day Average SOFR + 5.650% 12/25/2050	5.700%	1,000,000	1,081,425
Subordinated CMO Series 2020-HQA1 Class B1
1-month USD LIBOR + 2.350% 01/25/2050	2.434%	1,942,000	1,946,111
Subordinated CMO Series 2020-HQA3 Class B1
1-month USD LIBOR + 5.750% 07/25/2050	5.834%	1,000,000	1,061,216
Subordinated CMO Series 2020-HQA4 Class B1
1-month USD LIBOR + 5.250% 09/25/2050	5.334%	2,400,000	2,522,160
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	4.800%	1,200,000	1,210,380
Freddie Mac STACR Trust(a),(b)
Subordinated CMO Series 2019-HQA2 Class B1
1-month USD LIBOR + 4.100% 04/25/2049	4.184%	1,500,000	1,547,803
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN1 Class M3
1-month USD LIBOR + 4.500% 02/25/2024	4.584%	461,049	474,304
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
Subordinated CMO Series 2020-DNA3 Class B1
1-month USD LIBOR + 5.100% 06/25/2050	5.184%	2,000,000	2,088,269
Subordinated CMO Series 2020-HQA5 Class B2
30-day Average SOFR + 7.400% 11/25/2050	7.450%	1,800,000	2,106,019
GCAT Trust(a),(f)
CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	600,000	611,047
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	1.984%	125,545	125,549
CMO Series 2021-1 Class M2
1-month USD LIBOR + 3.900% Floor 3.900% 08/25/2033	3.984%	250,000	250,609
Genworth Mortgage Insurance Corp.(a),(b),(h)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	2.950%	2,000,000	2,000,000
Subordinated CMO Series 2021-3 Class B1
30-day Average SOFR + 4.950% Floor 4.950% 02/25/2034	5.000%	500,000	500,000
Glebe Funding Trust (The)(a),(e)
CMO Series 2021-1 Class PT
10/27/2023	3.000%	1,098,597	1,098,597
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	1,405,702	1,407,707
Home Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000% 10/25/2028	3.084%	750,000	757,522
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 4.150% Floor 4.150% 10/25/2030	4.234%	250,000	256,506
CMO Series 2020-1 Class M2
1-month USD LIBOR + 5.250% Floor 5.250% 10/25/2030	5.334%	1,200,000	1,236,935
Homeward Opportunities Fund I Trust(a),(f)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	250,000	263,246

Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021	7

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Homeward Opportunities Fund Trust(a),(f)
CMO Series 2020-BPL1 Class A2
08/25/2025	5.438%	1,493,537	1,532,190
Legacy Mortgage Asset Trust(a),(f)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	470,311	472,604
LVII Trust(a),(c),(e),(f)
Subordinated CMO Series 2020-1 Class B1
05/25/2060	5.000%	1,900,000	1,902,375
Mortgage Acquisition Trust I LLC(a),(e)
CMO Series 2021-1 Class PT
11/29/2023	3.500%	952,626	952,626
New Residential Mortgage Loan Trust(a),(f)
CMO Series 2020-RPL2 Class A1
08/25/2025	3.578%	1,768,744	1,800,692
Oaktown Re II Ltd.(a),(b)
Subordinated CMO Series 2018-1A Class B1
1-month USD LIBOR + 4.050% 07/25/2028	4.134%	450,000	463,371
Subordinated CMO Series 2018-1A Class M2
1-month USD LIBOR + 2.850% 07/25/2028	2.934%	3,017,857	3,050,633
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M2
1-month USD LIBOR + 2.550% Floor 2.550% 07/25/2029	2.634%	1,000,000	1,006,091
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M2
1-month USD LIBOR + 5.250% Floor 5.250% 10/25/2030	5.334%	1,000,000	1,051,545
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M2
30-day Average SOFR + 3.950% Floor 3.950% 10/25/2033	4.000%	500,000	519,856
OMSR(a)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	2,070,544	2,078,200
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.088%	880,220	872,106
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.838%	881,886	877,443
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-FT1 Class A
1-month USD LIBOR + 2.350% 04/25/2023	2.434%	500,000	498,255
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	2.934%	2,750,000	2,762,518
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.734%	4,250,000	4,243,978
Preston Ridge Partners Mortgage(a),(f)
CMO Series 2021-2 Class A2
03/25/2026	3.770%	700,000	707,322
CMO Series 2021-4 Class A2
04/25/2026	3.474%	400,000	401,543
Preston Ridge Partners Mortgage LLC(a),(f)
CMO Series 2020-6 Class A2
11/25/2025	4.703%	200,000	198,640
CMO Series 2021-3 Class A1
04/25/2026	1.867%	939,994	939,881
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	939,525	939,997
CMO Series 2021-1 Class A2
01/25/2026	3.720%	3,250,000	3,245,989
CMO Series 2021-5 Class A2
06/25/2026	3.721%	700,000	701,840
Preston Ridge Partners Mortgage Trust(a),(c),(e),(f),(h)
CMO Series 2021-7 Class A1
08/25/2026	1.867%	1,800,000	1,800,000
Radnor Re Ltd.(a),(b)
CMO Series 2020-2 Class M2
1-month USD LIBOR + 5.600% Floor 5.600% 10/25/2030	5.748%	600,000	615,857
RCO V Mortgage LLC(a),(f)
CMO Series 2020-1 Class A2
09/25/2025	5.389%	900,000	905,852
Residential Mortgage Loan Trust(a),(f)
CMO Series 2019-3 Class M1
09/25/2059	3.257%	700,000	711,347
STACR Trust(a),(b)
Subordinated CMO Series 2018-HRP1 Class B1
1-month USD LIBOR + 3.750% 04/25/2043	3.834%	2,000,000	2,055,110
Starwood Mortgage Residential Trust(a),(f)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	250,000	258,073

8	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stonnington Mortgage Trust(a),(c),(e),(f)
CMO Series 2020-1 Class A
07/28/2024	5.500%	1,245,038	1,245,038
Toorak Mortgage Corp., Ltd.(a),(f)
CMO Series 2019-1 Class A1
03/25/2022	4.458%	459,183	460,128
CMO Series 2021-1 Class A1
06/25/2024	2.240%	800,000	800,735
Triangle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 4.500% Floor 4.500% 10/25/2030	4.618%	1,170,000	1,188,787
CMO Series 2020-1 Class M2
1-month USD LIBOR + 5.600% Floor 5.600% 10/25/2030	5.718%	1,000,000	1,032,533
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 3.000% Floor 3.000% 08/25/2033	3.084%	1,950,000	1,966,287
Subordinated CMO Series 2021-1 Class B1
1-month USD LIBOR + 4.500% Floor 4.500% 08/25/2033	4.584%	1,000,000	1,003,625
Subordinated CMO Series 2021-2 Class B1
1-month USD LIBOR + 7.500% Floor 7.500% 10/25/2033	7.584%	650,000	668,918
VCAT Asset Securitization LLC(a),(f)
CMO Series 2021-NPL3 Class A2
05/25/2051	3.967%	300,000	299,664
Vericrest Opportunity Loan Transferee(a),(f)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	1,019,874	1,020,937
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class B1
04/25/2060	5.750%	150,000	156,360
CMO Series 2020-INV1 Class M1
04/25/2060	5.500%	550,000	582,986
Subordinated CMO Series 2020-INV1 Class B2
04/25/2060	6.000%	150,000	154,431
Verus Securitization Trust(a),(f)
CMO Series 2020-NPL1 Class A2
08/25/2050	5.682%	1,250,000	1,258,849
Subordinated CMO Series 2019-3 Class B1
07/25/2059	4.043%	2,289,000	2,319,150
Subordinated CMO Series 2019-4 Class B1
11/25/2059	3.860%	500,000	503,660
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-4 Class B1
05/25/2065	5.046%	150,000	156,511
Subordinated CMO Series 2020-4 Class B2
06/25/2065	5.600%	327,000	334,025
Visio Trust(a),(f)
CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	102,346
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	206,822
Vista Point Securitization Trust(a),(f)
Subordinated CMO Series 2020-1 Class B1
03/25/2065	5.375%	800,000	834,038
ZH Trust(a)
Subordinated CMO Series 2021-1 Class B
02/18/2027	3.262%	1,000,000	1,000,776
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $120,997,561)			124,901,423

Treasury Bills 17.7%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 17.7%
U.S. Treasury Bills
09/09/2021	0.060%	83,000,000	82,998,720
U.S. Treasury Bills(j)
02/24/2022	0.050%	67,000,000	66,983,820
Total			149,982,540
Total Treasury Bills (Cost $149,978,822)			149,982,540

Options Purchased Calls 0.1%
Value ($)
(Cost $855,000)	487,979

Options Purchased Puts 0.3%

(Cost $2,183,700)	2,601,181

Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021	9

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2021 (Unaudited)
Money Market Funds 42.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.061%(k),(l)	357,800,231	357,764,451
Total Money Market Funds (Cost $357,766,804)		357,764,451
Total Investments in Securities (Cost: $870,193,377)		875,151,131
Other Assets & Liabilities, Net		(26,471,652)
Net Assets		848,679,479
At August 31, 2021, securities and/or cash totaling $90,078,168 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
77,672,000 AUD	59,392,260 USD	Citi	09/15/2021	2,566,597	—
33,525,999 AUD	24,034,246 USD	Citi	09/15/2021	—	(493,733)
20,522,542 BRL	4,011,828 USD	Citi	09/15/2021	50,102	—
150,484,247 BRL	28,345,128 USD	Citi	09/15/2021	—	(704,749)
131,390,750 CAD	105,686,448 USD	Citi	09/15/2021	1,546,597	—
12,870,500 CAD	10,080,501 USD	Citi	09/15/2021	—	(120,613)
109,120,000 CHF	120,487,996 USD	Citi	09/15/2021	1,287,077	—
14,930,000 CHF	16,303,110 USD	Citi	09/15/2021	—	(6,180)
12,055,049,500 CLP	16,140,193 USD	Citi	09/15/2021	570,350	—
3,365,869,500 CLP	4,306,566 USD	Citi	09/15/2021	—	(40,663)
15,081,000 CNH	2,345,376 USD	Citi	09/15/2021	11,722	—
128,778,624 CNH	19,730,492 USD	Citi	09/15/2021	—	(196,878)
39,801,773,750 COP	10,692,074 USD	Citi	09/15/2021	139,470	—
24,572,571,250 COP	6,386,725 USD	Citi	09/15/2021	—	(128,176)
361,477,000 CZK	17,313,423 USD	Citi	09/15/2021	525,448	—
587,128,000 CZK	27,096,304 USD	Citi	09/15/2021	—	(171,516)
94,308,500 EUR	112,841,445 USD	Citi	09/15/2021	1,456,033	—
32,435,000 EUR	38,211,833 USD	Citi	09/15/2021	—	(96,334)
38,365,000 GBP	53,899,686 USD	Citi	09/15/2021	1,151,571	—
13,776,000 GBP	18,831,998 USD	Citi	09/15/2021	—	(108,652)
364,070,000 HUF	1,269,487 USD	Citi	09/15/2021	38,235	—
1,943,897,500 HUF	6,478,091 USD	Citi	09/15/2021	—	(95,993)
35,300,000,000 IDR	2,430,936 USD	Citi	09/15/2021	—	(44,758)
820,651,000 INR	10,973,981 USD	Citi	09/15/2021	—	(252,323)
2,243,508,000 JPY	20,563,609 USD	Citi	09/15/2021	168,427	—
5,210,813,000 JPY	47,150,237 USD	Citi	09/15/2021	—	(219,987)
12,711,722,000 KRW	11,243,872 USD	Citi	09/15/2021	279,465	—
5,971,185,000 KRW	5,082,945 USD	Citi	09/15/2021	—	(67,458)
165,769,125 MXN	8,256,699 USD	Citi	09/15/2021	18,026	—
652,447,875 MXN	32,105,532 USD	Citi	09/15/2021	—	(320,920)
565,470,000 NOK	67,920,887 USD	Citi	09/15/2021	2,880,279	—
322,099,000 NOK	36,333,007 USD	Citi	09/15/2021	—	(714,962)
87,505,000 NZD	63,300,601 USD	Citi	09/15/2021	1,640,203	—
57,574,000 NZD	39,791,316 USD	Citi	09/15/2021	—	(778,203)
193,000,000 PHP	3,991,946 USD	Citi	09/15/2021	111,704	—
92,000,000 PHP	1,827,371 USD	Citi	09/15/2021	—	(22,279)
136,224,000 PLN	36,609,542 USD	Citi	09/15/2021	1,042,224	—
83,735,500 PLN	21,787,052 USD	Citi	09/15/2021	—	(75,814)
21,146,000 RUB	288,704 USD	Citi	09/15/2021	504	—
10	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
961,096,000 RUB	12,965,825 USD	Citi	09/15/2021	—	(133,012)
123,280,250 SEK	14,347,471 USD	Citi	09/15/2021	60,038	—
369,840,750 SEK	42,207,641 USD	Citi	09/15/2021	—	(654,660)
35,700,000 SGD	26,906,920 USD	Citi	09/15/2021	353,909	—
16,138,000 SGD	11,894,604 USD	Citi	09/15/2021	—	(108,546)
92,400,000 TWD	3,334,042 USD	Citi	09/15/2021	—	(7,330)
12,547,946 USD	17,452,499 AUD	Citi	09/15/2021	220,489	—
85,781,112 USD	112,529,000 AUD	Citi	09/15/2021	—	(3,453,695)
19,636,563 USD	104,532,332 BRL	Citi	09/15/2021	542,634	—
14,949,004 USD	76,025,000 BRL	Citi	09/15/2021	—	(272,937)
7,501,658 USD	9,511,500 CAD	Citi	09/15/2021	37,124	—
113,797,474 USD	137,785,250 CAD	Citi	09/15/2021	—	(4,589,365)
43,831,767 USD	40,175,500 CHF	Citi	09/15/2021	55,298	—
9,775,908 USD	8,938,000 CHF	Citi	09/15/2021	—	(12,182)
3,312,451 USD	2,600,984,000 CLP	Citi	09/15/2021	46,881	—
17,211,645 USD	12,819,935,000 CLP	Citi	09/15/2021	—	(653,904)
23,661,614 USD	153,570,250 CNH	Citi	09/15/2021	102,045	—
421,931 USD	2,715,000 CNH	Citi	09/15/2021	—	(1,808)
13,976,419 USD	53,768,432,000 COP	Citi	09/15/2021	279,152	—
1,685,225 USD	6,205,913,000 COP	Citi	09/15/2021	—	(39,857)
15,066,858 USD	327,093,000 CZK	Citi	09/15/2021	124,230	—
28,645,593 USD	605,662,000 CZK	Citi	09/15/2021	—	(517,004)
41,735,977 USD	35,481,500 EUR	Citi	09/15/2021	170,336	—
108,863,810 USD	89,576,250 EUR	Citi	09/15/2021	—	(3,067,541)
72,927,587 USD	52,141,000 GBP	Citi	09/15/2021	—	(1,238,822)
1,922,254 USD	572,041,000 HUF	Citi	09/15/2021	12,337	—
7,344,704 USD	2,106,475,000 HUF	Citi	09/15/2021	—	(220,797)
2,026,407 USD	29,200,000,000 IDR	Citi	09/15/2021	21,476	—
11,373,982 USD	844,526,000 INR	Citi	09/15/2021	178,926	—
31,585,430 USD	3,475,811,001 JPY	Citi	09/15/2021	12,316	—
36,256,610 USD	3,978,509,999 JPY	Citi	09/15/2021	—	(88,951)
503,448 USD	589,087,000 KRW	Citi	09/15/2021	4,665	—
18,711,135 USD	21,047,534,000 KRW	Citi	09/15/2021	—	(556,732)
16,025,273 USD	324,433,000 MXN	Citi	09/15/2021	98,944	—
24,689,615 USD	493,784,000 MXN	Citi	09/15/2021	—	(148,708)
122,210,928 USD	1,080,120,999 NOK	Citi	09/15/2021	2,025,064	—
44,088,384 USD	378,699,000 NOK	Citi	09/15/2021	—	(530,259)
154,053,913 USD	220,222,000 NZD	Citi	09/15/2021	1,125,519	—
19,831,862 USD	27,413,000 NZD	Citi	09/15/2021	—	(515,292)
4,261,748 USD	213,750,000 PHP	Citi	09/15/2021	35,671	—
32,334,293 USD	125,380,000 PLN	Citi	09/15/2021	401,717	—
25,172,065 USD	92,586,000 PLN	Citi	09/15/2021	—	(998,383)
11,796,234 USD	878,492,000 RUB	Citi	09/15/2021	176,789	—
4,041,757 USD	295,000,000 RUB	Citi	09/15/2021	—	(21,183)
678,363 USD	5,878,000 SEK	Citi	09/15/2021	2,861	—
58,019,757 USD	487,243,000 SEK	Citi	09/15/2021	—	(1,551,247)
28,346,430 USD	38,450,500 SGD	Citi	09/15/2021	252,352	—
3,319,384 USD	4,462,500 SGD	Citi	09/15/2021	—	(258)
808,966 USD	22,500,000 TWD	Citi	09/15/2021	4,680	—
1,725,667 USD	47,400,000 TWD	Citi	09/15/2021	—	(11,586)
2,550,921 USD	38,070,999 ZAR	Citi	09/15/2021	65,068	—
8,667,776 USD	122,046,000 ZAR	Citi	09/15/2021	—	(281,576)
89,058,000 ZAR	6,215,322 USD	Citi	09/15/2021	95,840	—
68,601,499 ZAR	4,618,402 USD	Citi	09/15/2021	—	(95,443)
27,900,000 ILS	8,554,838 USD	Citi	09/17/2021	—	(143,389)
8,646,744 USD	27,900,000 ILS	Citi	09/17/2021	51,484	—
43,382,499 AUD	31,225,201 USD	Citi	12/15/2021	—	(527,916)
5,337,000 BRL	1,016,194 USD	Citi	12/15/2021	1,302	—
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021	11

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
22,242,000 BRL	4,117,320 USD	Citi	12/15/2021	—	(112,255)
1,358,250 CAD	1,078,078 USD	Citi	12/15/2021	1,655	—
13,682,500 CAD	10,706,771 USD	Citi	12/15/2021	—	(136,714)
27,496,500 CHF	30,094,112 USD	Citi	12/15/2021	—	(12,688)
522,500,000 CLP	674,571 USD	Citi	12/15/2021	2,577	—
1,706,724,000 CLP	2,166,167 USD	Citi	12/15/2021	—	(28,871)
26,542,812 CNH	4,050,840 USD	Citi	12/15/2021	—	(28,189)
38,812,155,000 COP	9,985,995 USD	Citi	12/15/2021	—	(248,654)
47,550,000 CZK	2,176,902 USD	Citi	12/15/2021	—	(26,912)
2,831,250 EUR	3,356,091 USD	Citi	12/15/2021	6,039	—
27,626,500 EUR	32,455,905 USD	Citi	12/15/2021	—	(232,912)
8,172,000 GBP	11,184,651 USD	Citi	12/15/2021	—	(52,804)
18,300,000,000 IDR	1,260,878 USD	Citi	12/15/2021	—	(12,528)
27,900,000 ILS	8,657,301 USD	Citi	12/15/2021	—	(50,596)
36,000,000 INR	479,029 USD	Citi	12/15/2021	—	(8,898)
3,475,810,999 JPY	31,693,546 USD	Citi	12/15/2021	70,065	—
3,475,811,001 JPY	31,609,106 USD	Citi	12/15/2021	—	(14,375)
1,270,373,000 KRW	1,080,732 USD	Citi	12/15/2021	—	(14,310)
129,890,000 MXN	6,307,069 USD	Citi	12/15/2021	—	(70,212)
233,226,999 NOK	25,910,484 USD	Citi	12/15/2021	—	(901,121)
32,860,000 NZD	22,711,031 USD	Citi	12/15/2021	—	(427,207)
213,750,000 PHP	4,229,606 USD	Citi	12/15/2021	—	(42,984)
7,110,000 PLN	1,822,544 USD	Citi	12/15/2021	—	(33,832)
71,703,000 RUB	948,910 USD	Citi	12/15/2021	—	(15,305)
7,093,000 SEK	826,000 USD	Citi	12/15/2021	3,385	—
27,174,000 SEK	3,146,909 USD	Citi	12/15/2021	—	(4,612)
4,462,500 SGD	3,318,870 USD	Citi	12/15/2021	293	—
22,312,500 SGD	16,470,735 USD	Citi	12/15/2021	—	(122,152)
22,500,000 TWD	813,086 USD	Citi	12/15/2021	—	(7,244)
34,632,038 USD	48,213,999 AUD	Citi	12/15/2021	657,416	—
13,918,995 USD	75,349,247 BRL	Citi	12/15/2021	409,541	—
1,828,228 USD	9,550,542 BRL	Citi	12/15/2021	—	(12,081)
5,986,468 USD	7,640,500 CAD	Citi	12/15/2021	68,687	—
2,686,451 USD	3,382,750 CAD	Citi	12/15/2021	—	(5,596)
6,414,333 USD	5,862,000 CHF	Citi	12/15/2021	4,159	—
1,951,881 USD	1,782,000 CHF	Citi	12/15/2021	—	(712)
3,503,801 USD	2,755,258,500 CLP	Citi	12/15/2021	39,770	—
655,477 USD	508,419,500 CLP	Citi	12/15/2021	—	(1,593)
4,276,498 USD	28,007,624 CNH	Citi	12/15/2021	27,639	—
2,049,455 USD	7,999,916,000 COP	Citi	12/15/2021	60,099	—
12,371,292 USD	10,532,000 EUR	Citi	12/15/2021	90,606	—
1,456,187 USD	1,228,500 EUR	Citi	12/15/2021	—	(2,575)
17,014,824 USD	12,441,000 GBP	Citi	12/15/2021	93,005	—
6,820,640 USD	2,043,393,500 HUF	Citi	12/15/2021	71,072	—
2,834,013 USD	212,562,000 INR	Citi	12/15/2021	46,952	—
2,284,264 USD	251,272,000 JPY	Citi	12/15/2021	1,848	—
8,603,779 USD	943,912,000 JPY	Citi	12/15/2021	—	(15,917)
3,469,752 USD	4,073,476,000 KRW	Citi	12/15/2021	41,524	—
25,557,972 USD	526,455,375 MXN	Citi	12/15/2021	289,701	—
3,570,686 USD	72,707,625 MXN	Citi	12/15/2021	—	(919)
19,675,019 USD	176,645,000 NOK	Citi	12/15/2021	631,961	—
1,279,458 USD	1,872,000 NZD	Citi	12/15/2021	38,703	—
1,193,518 USD	4,656,500 PLN	Citi	12/15/2021	22,265	—
13,611,930 USD	1,023,154,000 RUB	Citi	12/15/2021	146,774	—
42,235,958 USD	369,840,750 SEK	Citi	12/15/2021	656,541	—
14,356,867 USD	123,280,250 SEK	Citi	12/15/2021	—	(59,368)
5,295,734 USD	7,220,000 SGD	Citi	12/15/2021	73,483	—
2,579,753 USD	39,426,499 ZAR	Citi	12/15/2021	97,670	—
12	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
19,240,999 ZAR	1,247,600 USD	Citi	12/15/2021	—	(59,041)
66,646,000 EUR	78,539,384 USD	Goldman Sachs International	09/15/2021	—	(174,541)
8,626,798,000 JPY	78,980,245 USD	Goldman Sachs International	09/15/2021	556,138	—
6,717,081 USD	5,724,000 EUR	Goldman Sachs International	09/15/2021	43,393	—
6,647,738 USD	730,160,000 JPY	Goldman Sachs International	09/15/2021	—	(10,033)
416,035,000 SEK	48,242,391 USD	HSBC	09/15/2021	26,456	—
9,800,000 AUD	7,574,337 USD	Morgan Stanley	09/15/2021	404,552	—
12,850,000 AUD	9,384,936 USD	Morgan Stanley	09/15/2021	—	(16,261)
34,680,000 BRL	6,768,433 USD	Morgan Stanley	09/15/2021	73,714	—
30,905,000 BRL	5,929,586 USD	Morgan Stanley	09/15/2021	—	(36,397)
47,600,000 CAD	38,755,272 USD	Morgan Stanley	09/15/2021	1,027,678	—
42,950,000 CAD	34,032,612 USD	Morgan Stanley	09/15/2021	—	(9,409)
14,400,000 CHF	16,030,402 USD	Morgan Stanley	09/15/2021	300,076	—
19,350,000 CHF	21,009,788 USD	Morgan Stanley	09/15/2021	—	(127,838)
12,400,000 EUR	14,658,784 USD	Morgan Stanley	09/15/2021	13,454	—
3,100,000 EUR	3,646,552 USD	Morgan Stanley	09/15/2021	—	(14,780)
11,650,000 GBP	16,534,880 USD	Morgan Stanley	09/15/2021	517,272	—
20,700,000 GBP	28,097,602 USD	Morgan Stanley	09/15/2021	—	(362,869)
1,441,585,000 INR	19,250,808 USD	Morgan Stanley	09/15/2021	—	(469,720)
3,830,000,000 JPY	34,873,708 USD	Morgan Stanley	09/15/2021	56,116	—
520,000,000 JPY	4,691,701 USD	Morgan Stanley	09/15/2021	—	(35,492)
21,400,170,000 KRW	18,988,575 USD	Morgan Stanley	09/15/2021	530,008	—
432,015,000 MXN	21,317,678 USD	Morgan Stanley	09/15/2021	—	(153,330)
158,750,000 NOK	18,876,920 USD	Morgan Stanley	09/15/2021	617,425	—
45,100,000 NZD	32,453,329 USD	Morgan Stanley	09/15/2021	673,614	—
3,150,000 NZD	2,186,132 USD	Morgan Stanley	09/15/2021	—	(33,515)
79,155,000 PLN	21,588,467 USD	Morgan Stanley	09/15/2021	921,543	—
24,850,000 PLN	6,380,793 USD	Morgan Stanley	09/15/2021	—	(107,401)
403,000,000 SEK	46,922,861 USD	Morgan Stanley	09/15/2021	217,603	—
55,238,000 SEK	6,324,550 USD	Morgan Stanley	09/15/2021	—	(77,200)
83,970,000 TRY	10,003,574 USD	Morgan Stanley	09/15/2021	—	(26,836)
15,957,694 USD	21,900,000 AUD	Morgan Stanley	09/15/2021	64,580	—
568,478 USD	750,000 AUD	Morgan Stanley	09/15/2021	—	(19,770)
12,491,667 USD	65,585,000 BRL	Morgan Stanley	09/15/2021	169,035	—
35,424,113 USD	45,250,000 CAD	Morgan Stanley	09/15/2021	440,880	—
36,712,875 USD	45,300,000 CAD	Morgan Stanley	09/15/2021	—	(808,252)
36,892,813 USD	33,750,000 CHF	Morgan Stanley	09/15/2021	—	(24,860)
18,776,092 USD	15,500,000 EUR	Morgan Stanley	09/15/2021	—	(469,430)
44,683,753 USD	32,350,000 GBP	Morgan Stanley	09/15/2021	—	(205,673)
6,553,320 USD	482,285,000 INR	Morgan Stanley	09/15/2021	44,221	—
13,145,057 USD	959,300,000 INR	Morgan Stanley	09/15/2021	—	(22,069)
39,727,372 USD	4,350,000,000 JPY	Morgan Stanley	09/15/2021	—	(182,588)
18,491,351 USD	21,400,170,000 KRW	Morgan Stanley	09/15/2021	—	(32,784)
21,354,646 USD	432,015,000 MXN	Morgan Stanley	09/15/2021	116,362	—
3,442,532 USD	31,000,000 NOK	Morgan Stanley	09/15/2021	123,102	—
15,044,114 USD	127,750,000 NOK	Morgan Stanley	09/15/2021	—	(350,253)
33,977,095 USD	48,250,000 NZD	Morgan Stanley	09/15/2021	22,267	—
20,494,163 USD	79,155,000 PLN	Morgan Stanley	09/15/2021	172,761	—
6,492,065 USD	24,850,000 PLN	Morgan Stanley	09/15/2021	—	(3,870)
90,845,854 USD	786,405,000 SEK	Morgan Stanley	09/15/2021	293,719	—
35,305,230 USD	292,250,000 SEK	Morgan Stanley	09/15/2021	—	(1,435,227)
9,449,072 USD	83,970,000 TRY	Morgan Stanley	09/15/2021	581,338	—
4,950,505 USD	74,265,000 ZAR	Morgan Stanley	09/15/2021	152,498	—
15,832,894 USD	226,995,000 ZAR	Morgan Stanley	09/15/2021	—	(235,287)
301,260,000 ZAR	20,636,225 USD	Morgan Stanley	09/15/2021	—	(64,385)
13,700,000 AUD	10,020,865 USD	Morgan Stanley	12/15/2021	—	(6,628)
22,400,000 CAD	17,751,292 USD	Morgan Stanley	12/15/2021	—	(878)
25,200,000 GBP	34,678,224 USD	Morgan Stanley	12/15/2021	25,278	—
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021	13

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
959,300,000 INR	13,002,521 USD	Morgan Stanley	12/15/2021	625	—
21,400,170,000 KRW	18,448,073 USD	Morgan Stanley	12/15/2021	1,447	—
46,900,000 NZD	33,019,007 USD	Morgan Stanley	12/15/2021	—	(5,440)
24,850,000 PLN	6,492,149 USD	Morgan Stanley	12/15/2021	3,972	—
203,674 USD	1,070,000 BRL	Morgan Stanley	12/15/2021	—	(201)
1,537,971 USD	1,400,000 CHF	Morgan Stanley	12/15/2021	—	(5,066)
14,687,304 USD	12,400,000 EUR	Morgan Stanley	12/15/2021	—	(15,111)
26,430,915 USD	2,900,000,000 JPY	Morgan Stanley	12/15/2021	—	(46,254)
6,748,818 USD	137,740,000 MXN	Morgan Stanley	12/15/2021	13,880	—
4,774,121 USD	41,500,000 NOK	Morgan Stanley	12/15/2021	—	(3,311)
42,529,177 USD	365,500,000 SEK	Morgan Stanley	12/15/2021	—	(140,099)
9,619,548 USD	83,970,000 TRY	Morgan Stanley	12/15/2021	—	(40,948)
20,405,592 USD	301,260,000 ZAR	Morgan Stanley	12/15/2021	52,736	—
Total				33,954,354	(33,639,757)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Amsterdam Index	5	09/2021	EUR	787,400	20,241	—
Australian 10-Year Bond	358	09/2021	AUD	52,199,611	1,383,419	—
Australian 10-Year Bond	406	09/2021	AUD	59,198,442	1,066,316	—
Bist 30 Index	3,115	10/2021	TRY	50,587,600	—	(4,686)
Brent Crude	70	09/2021	USD	5,014,100	125,137	—
CAC40 Index	261	09/2021	EUR	17,429,580	—	(390,678)
Canadian Government 10-Year Bond	112	12/2021	CAD	16,366,560	—	(30,773)
Canadian Government 10-Year Bond	78	12/2021	CAD	11,398,140	—	(42,672)
Copper	1	09/2021	USD	238,131	—	(1,671)
Copper	12	12/2021	USD	2,856,375	42,402	—
Copper	60	12/2021	USD	6,562,500	184,453	—
Corn	198	12/2021	USD	5,289,075	—	(106,999)
Corn	77	12/2021	USD	2,056,863	—	(134,944)
Cotton	79	12/2021	USD	3,654,935	—	(80,344)
DAX Index	32	09/2021	EUR	12,640,000	68,819	—
EURO STOXX 50 Index	304	09/2021	EUR	12,711,760	237,217	—
EURO STOXX 50 Index	22	09/2021	EUR	919,930	6,252	—
EURO STOXX 50 Index	609	09/2021	EUR	25,465,335	—	(61,857)
Euro-Bund	352	09/2021	EUR	61,758,400	1,646,062	—
FTSE China A50 Index	27	09/2021	USD	398,358	—	(5,272)
FTSE/JSE Top 40 Index	6	09/2021	ZAR	3,626,040	—	(5,225)
FTSE/MIB Index	96	09/2021	EUR	12,484,800	178,439	—
FTSE/MIB Index	119	09/2021	EUR	15,475,950	106,604	—
Gold 100 oz.	15	12/2021	USD	2,727,150	—	(11,736)
Hang Seng Index	76	09/2021	HKD	97,865,200	184,233	—
IBEX 35 Index	106	09/2021	EUR	9,356,620	—	(48,744)
KLCI Index	10	09/2021	MYR	794,250	3,955	—
KOSPI 200 Index	146	09/2021	KRW	15,311,750,000	—	(196)
Lead	6	12/2021	USD	337,875	—	(2,828)
Live Cattle	1	10/2021	USD	50,760	—	(236)
Mexican Bolsa IPC Index	9	09/2021	MXN	4,791,600	13,286	—
MSCI EAFE Index	1	09/2021	USD	117,575	139	—
MSCI Emerging Markets Index	484	09/2021	USD	31,440,640	—	(1,778,990)
NASDAQ 100 Index E-mini	7	09/2021	USD	2,181,550	63,257	—
Natural Gas	53	09/2021	USD	2,319,810	165,473	—
Nickel	15	09/2021	USD	1,761,075	69,580	—
Nickel	16	12/2021	USD	1,876,416	49,309	—
Nikkei 225 Index	21	09/2021	JPY	591,780,000	—	(81,187)
NY Harbor ULSD Heat Oil	32	09/2021	USD	2,862,989	82,683	—
14	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2021 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
NY Harbor ULSD Heat Oil	4	09/2021	USD	357,874	9,978	—
OMXS30 Index	271	09/2021	SEK	63,786,625	—	(68,547)
Primary Aluminum	31	09/2021	USD	2,102,575	161,321	—
Primary Aluminum	49	12/2021	USD	3,328,019	66,855	—
RBOB Gasoline	11	09/2021	USD	989,558	40,050	—
RBOB Gasoline	3	09/2021	USD	269,879	3,299	—
S&P 500 Index E-mini	76	09/2021	USD	17,177,900	680,692	—
S&P Mid 400 Index E-mini	3	09/2021	USD	825,600	6,834	—
SGX Nifty Index	110	09/2021	USD	3,767,610	114,290	—
SGX Nifty Index	1	09/2021	USD	34,251	786	—
Soybean	113	11/2021	USD	7,302,625	—	(222,090)
Soybean Meal	2	12/2021	USD	69,120	—	(3,774)
Soybean Oil	238	10/2021	USD	8,409,492	—	(246,306)
Soybean Oil	2	12/2021	USD	70,500	2	—
SPI 200 Index	144	09/2021	AUD	26,917,200	337,016	—
TOPIX Index	189	09/2021	JPY	3,712,905,000	202,004	—
TOPIX Index	46	09/2021	JPY	903,670,000	137,331	—
U.S. Treasury 10-Year Note	1,574	12/2021	USD	210,055,219	259,986	—
U.S. Treasury 10-Year Note	396	12/2021	USD	52,847,438	16,332	—
U.S. Ultra Treasury Bond	52	12/2021	USD	10,258,625	74,638	—
WIG 20 Index	374	09/2021	PLN	17,525,640	161,285	—
WTI Crude	155	09/2021	USD	10,617,500	194,028	—
WTI Crude	31	09/2021	USD	2,123,500	39,639	—
Zinc	38	12/2021	USD	2,855,463	—	(6,862)
Total					8,203,642	(3,336,617)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	(1)	09/2021	JPY	(15,216,000)	—	(612)
CAC40 Index	(23)	09/2021	EUR	(1,535,940)	34,339	—
Coffee	(109)	12/2021	USD	(8,007,413)	—	(547,789)
DAX Index	(29)	09/2021	EUR	(11,455,000)	—	(281,203)
DJIA Index E-mini	(12)	09/2021	USD	(2,120,400)	—	(39,636)
Euro Buxl	(3)	09/2021	EUR	(637,560)	—	(24,260)
Euro-Bobl	(53)	09/2021	EUR	(7,153,410)	—	(58,548)
Euro-Bobl	(38)	12/2021	EUR	(5,158,500)	9,116	—
Euro-BTP	(16)	09/2021	EUR	(2,452,640)	—	(63,691)
Euro-Bund	(156)	09/2021	EUR	(27,370,200)	—	(138,260)
Euro-Bund	(374)	09/2021	EUR	(65,618,300)	—	(179,691)
Euro-Bund	(304)	12/2021	EUR	(52,452,160)	70,454	—
Euro-OAT	(28)	09/2021	EUR	(4,513,040)	—	(48,966)
Euro-Schatz	(222)	09/2021	EUR	(24,926,160)	—	(30,716)
FTSE 100 Index	(564)	09/2021	GBP	(40,024,260)	79,082	—
FTSE 100 Index	(69)	09/2021	GBP	(4,896,585)	32,036	—
FTSE 100 Index	(246)	09/2021	GBP	(17,457,390)	—	(21,758)
FTSE China A50 Index	(799)	09/2021	USD	(11,788,446)	346,288	—
FTSE Taiwan Index	(12)	09/2021	USD	(728,760)	—	(18,704)
FTSE Taiwan Index	(22)	09/2021	USD	(1,336,060)	—	(41,625)
FTSE/JSE Top 40 Index	(33)	09/2021	ZAR	(19,943,220)	25,206	—
Gold 100 oz.	(2)	12/2021	USD	(363,620)	—	(1,234)
Hang Seng Index	(9)	09/2021	HKD	(11,589,300)	—	(11,347)
H-Shares Index	(21)	09/2021	HKD	(9,602,250)	—	(29,733)
IBEX 35 Index	(206)	09/2021	EUR	(18,183,620)	124,476	—
Japanese 10-Year Government Bond	(4)	09/2021	JPY	(608,640,000)	—	(24,775)
Japanese 10-Year Government Bond	(58)	09/2021	JPY	(8,825,280,000)	—	(179,061)
Lean Hogs	(182)	10/2021	USD	(6,464,640)	93,358	—
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021	15

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2021 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Long Gilt	(224)	12/2021	GBP	(28,725,760)	206,161	—
Long Gilt	(78)	12/2021	GBP	(10,002,720)	64,323	—
Mexican Bolsa IPC Index	(346)	09/2021	MXN	(184,210,400)	—	(197,556)
MSCI Emerging Markets Index	(11)	09/2021	USD	(714,560)	—	(14,236)
MSCI Singapore Index	(10)	09/2021	SGD	(352,150)	3,286	—
Natural Gas	(53)	09/2021	USD	(2,319,810)	—	(276,037)
OMXS30 Index	(67)	09/2021	SEK	(15,770,125)	13,023	—
Primary Aluminum	(30)	09/2021	USD	(2,034,750)	—	(116,507)
Russell 2000 Index E-mini	(1)	09/2021	USD	(113,560)	—	(4,316)
S&P 500 Index E-mini	(101)	09/2021	USD	(22,828,525)	—	(417,327)
S&P/TSX 60 Index	(28)	09/2021	CAD	(6,887,440)	—	(66,085)
S&P/TSX 60 Index	(56)	09/2021	CAD	(13,774,880)	—	(97,164)
S&P/TSX 60 Index	(113)	09/2021	CAD	(27,795,740)	—	(258,594)
SGX Nifty Index	(268)	09/2021	USD	(9,179,268)	—	(224,087)
Silver	(7)	12/2021	USD	(840,210)	3,978	—
Silver	(34)	12/2021	USD	(4,081,020)	—	(15,892)
Soybean	(16)	11/2021	USD	(1,034,000)	42,589	—
SPI 200 Index	(35)	09/2021	AUD	(6,542,375)	—	(193,742)
SPI 200 Index	(159)	09/2021	AUD	(29,721,075)	—	(515,738)
Sugar #11	(218)	09/2021	USD	(4,844,134)	—	(684,291)
Thai SET50 Index	(688)	09/2021	THB	(135,508,480)	—	(194,861)
U.S. Long Bond	(30)	12/2021	USD	(4,889,063)	—	(22,563)
U.S. Treasury 2-Year Note	(406)	12/2021	USD	(89,453,219)	—	(65,018)
U.S. Treasury 5-Year Note	(1,214)	12/2021	USD	(150,194,563)	—	(335,963)
U.S. Ultra Treasury Bond	(57)	12/2021	USD	(11,245,031)	42,656	—
Wheat	(176)	12/2021	USD	(6,355,800)	87,490	—
Wheat	(61)	12/2021	USD	(2,202,863)	21,202	—
Zinc	(17)	09/2021	USD	(1,274,575)	—	(10,346)
Total					1,299,063	(5,451,932)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	18,000,000	18,000,000	1.00	09/30/2021	313,200	589,941
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	70,000,000	70,000,000	1.25	11/16/2021	980,000	1,282,050
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	17,000,000	17,000,000	1.25	12/03/2021	263,500	343,097
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	15,000,000	15,000,000	1.75	07/15/2022	259,500	227,858
5-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	35,000,000	35,000,000	1.50	05/20/2022	367,500	158,235
Total							2,183,700	2,601,181

16	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2021 (Unaudited)
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	17,200,000	17,200,000	1.00	01/21/2022	146,200	75,147
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	14,500,000	14,500,000	1.10	01/24/2022	133,400	93,489
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	17,500,000	17,500,000	1.00	07/08/2022	178,500	137,870
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	42,000,000	42,000,000	1.00	01/20/2022	396,900	181,473
Total							855,000	487,979

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(15,000,000)	(15,000,000)	2.20	03/17/2022	(280,500)	(43,839)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	(70,000,000)	(70,000,000)	1.55	02/11/2022	(1,141,000)	(875,427)
Total							(1,421,500)	(919,266)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(30,000,000)	(30,000,000)	1.70	10/01/2021	(414,750)	(1,067,859)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 0.750%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays Quarterly	Credit Suisse	09/13/2023	CAD	37,400,000	28,263	—	—	28,263	—
Fixed rate of 0.750%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays Quarterly	Credit Suisse	09/13/2023	CAD	29,100,000	(6,001)	—	—	—	(6,001)
3-Month AUD BBSW	Fixed rate of 0.500%	Receives Quarterly, Pays Quarterly	Credit Suisse	12/07/2023	AUD	28,700,000	(16,424)	—	—	—	(16,424)
Fixed rate of 1.000%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays Quarterly	Credit Suisse	12/13/2023	CAD	210,400,000	169,960	—	—	169,960	—
3-Month NZD LIBOR	Fixed rate of 0.010%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	12/13/2023	NZD	19,700,000	27,776	—	—	27,776	—
3-Month USD LIBOR	Fixed rate of 0.500%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	12/15/2023	USD	281,700,000	83,956	—	—	83,956	—
6-Month EURIBOR	Fixed rate of -0.500%	Receives SemiAnnually, Pays Annually	Credit Suisse	12/15/2023	EUR	50,000,000	16,924	—	—	16,924	—
3-Month USD LIBOR	Fixed rate of 0.500%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	12/15/2023	USD	101,500,000	(13,868)	—	—	—	(13,868)
SONIA	Fixed rate of 0.250%	Receives Annually, Pays Annually	Credit Suisse	12/15/2023	GBP	377,400,000	(215,744)	—	—	—	(215,744)
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021	17

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2021 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month EURIBOR	Fixed rate of -0.500%	Receives SemiAnnually, Pays Annually	Credit Suisse	12/15/2023	EUR	272,600,000	(219,657)	—	—	—	(219,657)
6-Month JPY BBA LIBOR	Fixed rate of 0.000%	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	12/20/2023	JPY	31,333,500,000	47,453	—	—	47,453	—
Fixed rate of 1.500%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	12/20/2023	NOK	244,800,000	33,354	—	—	33,354	—
Fixed rate of 1.500%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	12/20/2023	NOK	74,100,000	(2,560)	—	—	—	(2,560)
Fixed rate of 0.000%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	Credit Suisse	12/20/2023	SEK	83,100,000	(5,931)	—	—	—	(5,931)
Fixed rate of 1.000%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	12/20/2023	NOK	661,500,000	(114,880)	—	—	—	(114,880)
6-Month CHF LIBOR	Fixed rate of -0.500%	Receives SemiAnnually, Pays Annually	Credit Suisse	12/20/2023	CHF	113,700,000	(120,182)	—	—	—	(120,182)
3-Month AUD BBSW	Fixed rate of 0.500%	Receives Quarterly, Pays Quarterly	Credit Suisse	03/07/2024	AUD	4,000,000	187	—	—	187	—
3-Month NZD LIBOR	Fixed rate of 0.015%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	03/13/2024	NZD	22,900,000	32,075	—	—	32,075	—
Fixed rate of 1.000%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays Quarterly	Credit Suisse	03/14/2024	CAD	22,200,000	16,010	—	—	16,010	—
6-Month EURIBOR	Fixed rate of -0.500%	Receives SemiAnnually, Pays Annually	Credit Suisse	03/16/2024	EUR	302,000,000	49,419	—	—	49,419	—
3-Month USD LIBOR	Fixed rate of 0.500%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	03/16/2024	USD	87,500,000	(50,049)	—	—	—	(50,049)
3-Month SEK STIBOR	Fixed rate of 0.000%	Receives Quarterly, Pays Annually	Credit Suisse	03/20/2024	SEK	772,000,000	31,712	—	—	31,712	—
6-Month CHF LIBOR	Fixed rate of -0.500%	Receives SemiAnnually, Pays Annually	Credit Suisse	03/20/2024	CHF	17,100,000	(888)	—	—	—	(888)
6-Month JPY BBA LIBOR	Fixed rate of 0.000%	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	03/20/2024	JPY	22,945,300,000	(5,512)	—	—	—	(5,512)
Fixed rate of 1.500%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	03/20/2024	NOK	800,700,000	(26,839)	—	—	—	(26,839)
Fixed rate of 2.000%	3-Month NZD LIBOR	Receives SemiAnnually, Pays Quarterly	Credit Suisse	12/10/2031	NZD	4,200,000	(11,986)	—	—	—	(11,986)
Fixed rate of 2.000%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	12/11/2031	AUD	5,500,000	146,842	—	—	146,842	—
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 2.000%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	12/13/2031	CAD	15,800,000	(258,746)	—	—	—	(258,746)
Fixed rate of 0.000%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	12/15/2031	EUR	45,700,000	849,956	—	—	849,956	—
SONIA	Fixed rate of 0.750%	Receives Annually, Pays Annually	Credit Suisse	12/15/2031	GBP	53,700,000	472,134	—	—	472,134	—
Fixed rate of 1.750%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Credit Suisse	12/15/2031	USD	9,800,000	317,319	—	—	317,319	—
Fixed rate of 0.000%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	12/15/2031	EUR	10,500,000	(54,380)	—	—	—	(54,380)
Fixed rate of 0.000%	6-Month CHF LIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	12/17/2031	CHF	3,900,000	64,536	—	—	64,536	—
3-Month SEK STIBOR	Fixed rate of 1.000%	Receives Quarterly, Pays Annually	Credit Suisse	12/17/2031	SEK	39,800,000	33,286	—	—	33,286	—
Fixed rate of 0.000%	6-Month JPY BBA LIBOR	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	12/17/2031	JPY	1,452,000,000	(632)	—	—	—	(632)
18	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2021 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 0.015%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	12/17/2031	NOK	47,000,000	(28,646)	—	—	—	(28,646)
Fixed rate of 0.000%	6-Month CHF LIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	12/17/2031	CHF	5,500,000	(43,541)	—	—	—	(43,541)
Fixed rate of 1.500%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	03/11/2032	AUD	900,000	(1,764)	—	—	—	(1,764)
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 2.000%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	03/14/2032	CAD	13,800,000	28,130	—	—	28,130	—
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 2.000%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	03/14/2032	CAD	6,800,000	(6,342)	—	—	—	(6,342)
Fixed rate of 0.250%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	03/16/2032	EUR	26,100,000	(60,989)	—	—	—	(60,989)
Fixed rate of 0.000%	6-Month CHF LIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	03/17/2032	CHF	1,300,000	(637)	—	—	—	(637)
Fixed rate of 0.000%	6-Month JPY BBA LIBOR	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	03/17/2032	JPY	1,906,500,000	(10,541)	—	—	—	(10,541)
6-Month EURIBOR	Fixed rate of -0.226%	Receives SemiAnnually, Pays Annually	Morgan Stanley	08/05/2030	EUR	18,523,000	250,388	—	—	250,388	—
6-Month EURIBOR	Fixed rate of -0.148%	Receives SemiAnnually, Pays Annually	Morgan Stanley	09/03/2030	EUR	11,608,000	53,754	—	—	53,754	—
6-Month JPY BBA LIBOR	Fixed rate of 0.066%	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	09/03/2030	JPY	3,752,713,000	(121,787)	—	—	—	(121,787)
Fixed rate of -0.283%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Morgan Stanley	01/06/2031	EUR	6,820,000	(170,779)	—	—	—	(170,779)
Fixed rate of 1.382%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	02/01/2031	CAD	24,535,000	(507,426)	—	—	—	(507,426)
3-Month SEK STIBOR	Fixed rate of 0.450%	Receives Quarterly, Pays Annually	Morgan Stanley	02/03/2031	SEK	241,363,000	309,019	—	—	309,019	—
6-Month JPY BBA LIBOR	Fixed rate of 0.070%	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	02/03/2031	JPY	2,454,600,000	(59,990)	—	—	—	(59,990)
Fixed rate of 1.751%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	04/07/2031	USD	8,119,000	390,869	—	—	390,869	—
Fixed rate of 1.952%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	05/03/2031	CAD	9,400,000	208,726	—	—	208,726	—
Fixed rate of 1.627%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	06/03/2031	USD	9,376,000	297,684	—	—	297,684	—
Fixed rate of 1.960%	3-Month NZD LIBOR	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	06/03/2031	NZD	8,430,000	13,622	—	—	13,622	—
3-Month SEK STIBOR	Fixed rate of 0.755%	Receives Quarterly, Pays Annually	Morgan Stanley	07/05/2031	SEK	283,245,000	(471,579)	—	—	—	(471,579)
Fixed rate of 0.543%	SONIA	Receives Annually, Pays Annually	Morgan Stanley	08/02/2031	GBP	4,490,000	(54,600)	—	—	—	(54,600)
Fixed rate of 1.578%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	08/03/2031	CAD	21,590,000	(207,873)	—	—	—	(207,873)
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021	19

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2021 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month AUD BBSW	Fixed rate of 1.250%	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	08/04/2031	AUD	18,274,000	108,139	—	—	108,139	—
Fixed rate of 1.259%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	08/04/2031	USD	13,739,000	(92,493)	—	—	—	(92,493)
Total							1,118,227	—	—	4,081,493	(2,963,266)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.009	USD	5,000,000	(448,437)	2,916	—	(983,057)	537,536	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.009	USD	3,000,000	(269,062)	1,749	—	(690,967)	423,654	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.009	USD	3,500,000	(313,906)	2,042	—	(671,177)	359,313	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.009	USD	2,500,000	(224,219)	1,458	—	(506,505)	283,744	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.009	USD	2,000,000	(179,375)	1,167	—	(446,436)	268,228	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.009	USD	1,200,000	(107,625)	700	—	(284,870)	177,945	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.009	USD	2,000,000	(179,375)	1,166	—	(322,727)	144,518	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.009	USD	5,000,000	(448,437)	2,916	—	(586,456)	140,935	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.009	USD	750,000	(67,266)	438	—	(125,238)	58,410	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	3.839	USD	4,000,000	(178,750)	2,333	—	(782,420)	606,003	—
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	3.835	USD	3,000,000	(148,707)	1,749	—	(441,637)	294,679	—
Total								(2,565,159)	18,634	—	(5,841,490)	3,294,965	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

20	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2021 (Unaudited)
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on MSCI Netherlands Net Return EUR Index	1-Month EURIBOR plus 0.001%	Monthly	JPMorgan	09/15/2021	EUR	2,337,384	107,637	504	—	—	108,141	—
1-Month EURIBOR minus 0.009%	Total return on MSCI Spain Net Return EUR Index	Monthly	JPMorgan	09/15/2021	EUR	1,463,470	21,664	(913)	—	—	20,751	—
1-Month SGD SOR	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	09/15/2021	SGD	893,538	15,972	62	—	—	16,034	—
1-Month EURIBOR minus 0.009%	Total return on MSCI Spain Net Return EUR Index	Monthly	JPMorgan	09/15/2021	EUR	640,505	9,481	(399)	—	—	9,082	—
1-Month EURIBOR minus 0.009%	Total return on MSCI Spain Net Return EUR Index	Monthly	JPMorgan	09/15/2021	EUR	627,743	9,293	(392)	—	—	8,901	—
1-Month EURIBOR minus 0.009%	Total return on MSCI Spain Net Return EUR Index	Monthly	JPMorgan	09/15/2021	EUR	625,350	9,257	(390)	—	—	8,867	—
1-Month EURIBOR minus 0.009%	Total return on MSCI Spain Net Return EUR Index	Monthly	JPMorgan	09/15/2021	EUR	624,951	9,251	(390)	—	—	8,861	—
1-Month EURIBOR minus 0.009%	Total return on MSCI Spain Net Return EUR Index	Monthly	JPMorgan	09/15/2021	EUR	612,986	9,074	(382)	—	—	8,692	—
1-Month GBP LIBOR plus 0.002%	Total return on MSCI United Kingdom Net Return GBP Index	Monthly	JPMorgan	09/15/2021	GBP	196,310	(136)	—	—	—	—	(136)
Total return on MSCI Hong Kong Net Return HKD Index	1-Month HKD HIBOR plus 0.002%	Monthly	JPMorgan	09/15/2021	HKD	1,294,756	(1,914)	(16)	—	—	—	(1,930)
Total return on MSCI Italy Net Return EUR Index	1-Month EURIBOR minus 0.002%	Monthly	JPMorgan	09/15/2021	EUR	303,111	(6,221)	72	—	—	—	(6,149)
Overnight BRL CDI minus 0.004%	Total return on MSCI Brazil Net Return BRL Index	Monthly	JPMorgan	09/15/2021	BRL	6,222,125	(11,096)	2,242	—	—	—	(8,854)
Total							172,262	(2)	—	—	189,329	(17,069)

Total return swap contracts on futures
Reference instrument*	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
KOSPI 200 Index Sep 21	Citi	09/2021	KRW	104,875,000	—	—	—	(2,971)
Soybean Oil Dec 21	Citi	12/2021	USD	528,750	—	—	—	(56,576)
Bist 30 Index Oct 21	Goldman Sachs	10/2021	TRY	2,744,560	—	—	895	—
DTOP Index Sep 21	Goldman Sachs	09/2021	ZAR	(119,980)	—	—	—	(8)
WIG 20 Index Sep 21	Goldman Sachs	09/2021	PLN	7,497,600	—	—	73,278	—
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021	21

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2021 (Unaudited)
Total return swap contracts on futures (continued)
Reference instrument*	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
KOSPI 200 Index Sep 21	JPMorgan	09/2021	KRW	209,750,000	—	—	—	(5,640)
TAIEX Index Sep 21	JPMorgan	09/2021	TWD	76,802,000	—	—	115,876	—
Bist 30 Index Oct 21	Morgan Stanley	10/2021	TRY	1,948,800	—	—	749	—
Hang Seng Index Sep 21	Morgan Stanley	09/2021	HKD	34,767,900	—	—	63,049	—
H-Shares Index Sep 21	Morgan Stanley	09/2021	HKD	13,717,500	—	—	34,186	—
Ibovespa Index Oct 21	Morgan Stanley	10/2021	BRL	(47,604,400)	—	—	167,896	—
Ibovespa Index Oct 21	Morgan Stanley	10/2021	BRL	54,150,005	—	—	—	(126,310)
KOSPI 200 Index Sep 21	Morgan Stanley	09/2021	KRW	13,319,125,000	—	—	—	(60,713)
Swiss Market Index Sep 21	Morgan Stanley	09/2021	CHF	11,542,230	—	—	—	(129,426)
Swiss Market Index Sep 21	Morgan Stanley	09/2021	CHF	(13,652,100)	—	—	—	(630,157)
TAIEX Index Sep 21	Morgan Stanley	09/2021	TWD	41,892,000	—	—	64,753	—
Total					—	—	520,682	(1,011,801)

*	If the notional amount of the swap contract is long and the swap contract’s value is positive (negative), the Fund will receive (pay) the total return. If the notional amount of the swap contract is short and the swap contract’s value is positive (negative), the Fund will pay (receive) the total return. Receipts and payments occur upon termination of the contract.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Month GBP LIBOR	London Interbank Offered Rate	0.051%
1-Month HKD HIBOR	Hong Kong Interbank Offered Rate	0.065%
3-Month CAD Canada Bankers’ Acceptances	Canada Bankers’ Acceptances	0.219%
3-Month NZD LIBOR	London Interbank Offered Rate	0.460%
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	0.003%
3-Month USD LIBOR	London Interbank Offered Rate	0.120%
6-Month AUD BBSW	Bank Bill Swap Rate	0.030%
6-Month EURIBOR	Euro Interbank Offered Rate	(0.522%)
6-Month JPY BBA LIBOR	London Interbank Offered Rate	(0.081%)
SONIA	Sterling Overnight Index Average	0.050%
1-Month EURIBOR	Euro Interbank Offered Rate	(0.554%)
3-Month AUD BBSW	Bank Bill Swap Rate	0.012%
6-Month CHF LIBOR	London Interbank Offered Rate	(0.727%)
6-Month NOK NIBOR	Norwegian Interbank Offered Rate	0.610%
1-Month SGD SOR	Swap Offer Rate	0.161%
Overnight BRL CDI	Interbank Certificate of Deposit	0.020%
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2021, the total value of these securities amounted to $234,855,800, which represents 27.67% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of August 31, 2021.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2021, the total value of these securities amounted to $19,629,236, which represents 2.31% of total net assets.
(d)	Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of August 31, 2021 and is not reflective of the cash flow payments.
(e)	Valuation based on significant unobservable inputs.
22	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2021 (Unaudited)
Notes to Consolidated Portfolio of Investments  (continued)
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2021.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Represents a security purchased on a when-issued basis.
(i)	Represents a security purchased on a forward commitment basis.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	The rate shown is the seven-day current annualized yield at August 31, 2021.
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.061%
	308,299,190	178,228,323	(128,766,896)	3,834	357,764,451	(3,833)	46,647	357,800,231
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021	23

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2021 (Unaudited)
Currency Legend  (continued)
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
24	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021

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